Schedule of future minimum lease payment (Details)	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 31,070
2024	72,720
2025	67,736
2026	94,675
Total lease payments	266,201
Less: interest	25,094
Present value of lease liability	$ 241,107